SUBSIDIARIES - Schedule of Composition Of Accumulated Non-Controlling Interest (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 51,628	$ 43,235
BPY
Disclosure of subsidiaries [line items]
Non-controlling interests	19,736	18,790
BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	10,139	8,879
BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	11,376	7,710
BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	4,000	2,173
Individually immaterial subsidiaries with non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 6,377	$ 5,683